Financial instruments	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Financial instruments
2 2 .	Financial instruments
The fair values of financial assets and liabilities are based on quoted market prices where available. Where the market value is not available, the Group has estimated relevant fair values on the basis of publicly available information from outside sources or on the basis of discounted cash flow models where appropriate.
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable, or based on observable inputs:
Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2 fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);
Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1	Level 2 1	Level 3 1
	£m	£m	£m
30 June 2020
Held at fair value through profit or loss
Other investments	—	—	258.7
Derivative assets	—	0.6	—
Derivative liabilities	—	(3.3)	—
Payments due to vendors (earnout agreements) (note 1 8 )	—	—	(153.3)
Liabilities in respect of put options	—	—	(145.4)
Held at fair value through other comprehensive income
Other investments	28.4	—	110.9
Note
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.

Reconciliation of level 3 fair value measurements:

	Liabilities in respect of put options 1	Other investments
	£m	£m
1 January 2020	(204.5)	456.1
Gains recognised in the income statement	25.4	1.7
Losses recognised in other comprehensive income	—	(88.7)
Exchange adjustments	(1.1)	—
Additions	(1.3)	3.0
Disposals	—	(2.5)
Cancellations	28. 9	—
Settlements	7.2	—
30 June 2020	(145.4)	369.6
Note
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies
Payments due to vendors and liabilities in respect of put options
Future anticipated payments due to vendors in respect of contingent consideration (earnout agreements) are recorded at fair value, which is the present value of the expected cash outflows of the obligations. Liabilities in respect of put option agreements are initially recorded at the present value of the redemption amount in accordance with IAS 32 and subsequently measured at fair value in accordance with IFRS 9. Both types of obligations are dependent on the future financial performance of the entity and it is assumed that future profits are in line with Directors’ estimates. The Directors derive their estimates from internal business plans together with financial due diligence performed in connection with the acquisition. At 30 June 2020, the weighted average growth rate in estimating future financial performance was 16.6%, which reflects the prevalence of recent acquisitions in the faster growing markets and new media sectors. The weighted average

risk adjusted discount rate applied to these obligations at 30 June 2020 was 4.0%.
A one percentage point increase or decrease in the growth rate in estimated future financial performance would increase or decrease the combined liabilities due to earnout agreements and put options by approximately £3.1 million and £3.0 million, respectively. A 0.5 percentage point increase or decrease in the risk adjusted discount rate would decrease or increase the combined liabilities by approximately £3.4 million and £3.5 million, respectively. An increase in the liability would result in a loss in the revaluation and retranslation of financial instruments (note 6), while a decrease would result in a gain.
Other investments
The fair value of other investments included in level 1 are based on quoted market prices. Other investments included in level 3 are unlisted securities, where market value is not readily available. The Group has estimated relevant fair values on the basis of publicly available information from outside sources. Certain investments are valued using revenue multiples. An increase or decrease in this multiple of
0.5
times revenue would result in an increase or decrease in the value of investments of £26.9 million, which would result in a credit or charge to the income statement of £1.5 million and equity of £25.4 million. The sensitivity to changes in unobservable inputs for certain other investments is specific to each individual investment.